Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Details)		12 Months Ended
	Jan. 29, 2013 USD ($)	Dec. 31, 2015 USD ($) Vessel Installment $ / Vessel	Dec. 31, 2013 USD ($)	Mar. 31, 2016 USD ($) $ / Vessel	Oct. 23, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 09, 2013 USD ($)	Feb. 15, 2013 USD ($)	Feb. 13, 2013 USD ($)	Oct. 12, 2012 USD ($)	Mar. 31, 2010 USD ($)	Feb. 28, 2009 USD ($)	Sep. 30, 2007 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 24,560,000
Long-term debt amount outstanding		$ 81,094,000				$ 66,957,000
Long-term debt amount outstanding		81,094,000				66,957,000
Secondone [Member] | Northsea Alpha Vessel [Member]
Debt Instrument [Line Items]
Long-term debt amount outstanding		$ 5,268,000				5,728,000
Loan, repayment terms		semiannual
Number of semi annual installments | Installment		9
Long term debt semiannual installment		$ 230,000
Long term debt first periodic payment		2016-02
Long term debt balloon payments		$ 3,198,000
Long term debt balloon payment year		2020-05
Minimum security cover required		133.00%
Long-term debt amount outstanding		$ 5,268,000				5,728,000
Thirdone [Member] | Northsea Beta Vessel [Member]
Debt Instrument [Line Items]
Long-term debt amount outstanding		$ 5,268,000				5,728,000
Loan, repayment terms		semiannual
Number of semi annual installments | Installment		9
Long term debt semiannual installment		$ 230,000
Long term debt first periodic payment		2016-02
Long term debt balloon payments		$ 3,198,000
Long term debt balloon payment year		2020-05
Minimum security cover required		133.00%
Long-term debt amount outstanding		$ 5,268,000				5,728,000
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Long-term debt amount outstanding		$ 22,490,000				$ 24,630,000
Loan, repayment terms		semi-annual
Number of semi annual installments | Installment		9
Long term debt semiannual installment		$ 1,070,000
Long term debt balloon payments					$ 12,860,000
Amount borrowed												$ 41,600,000
Percentage of minimum market value to be maintained						125.00%
Interest rate margin		1.75%
Notes Payable Maturity Date		May 31, 2020
Minimum cash deposits		$ 4,500,000
Minimum cash deposits per vessel | $ / Vessel		750,000
Minimum cash deposits, thereafter		$ 5,000,000
Minimum cash deposits per vessel, thereafter | $ / Vessel		750,000
Freely available and unencumbered cash		$ 2,500,000
Minimum number of vessels for minimum cash requirement to be reduced | Vessel		10
Reduction in minimum cash requirement for each vessel | $ / Vessel		500,000
Long-term debt amount outstanding		$ 22,490,000				$ 24,630,000
Fourthone [Member] | Pyxis Malou Vessel [Member] | Forecast [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 4,500,000
Minimum cash deposits per vessel | $ / Vessel				750,000
Sixthone [Member] | Pyxis Delta (Sixthone)
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 14,000,000	$ 16,000,000
Long-term debt amount outstanding	$ 11,371,000	$ 9,787,000				11,137,000
Loan, repayment terms		quarterly
Long term debt semiannual installment		$ 338,000
Long term debt first periodic payment		2016-02
Long term debt balloon payments		$ 7,759,000
Long term debt balloon payment year		2017-05
Amount borrowed											$ 15,000,000
Notes Payable Maturity Date		Jun. 30, 2017
Minimum cash deposits		$ 1,000,000
Long-term debt amount outstanding	11,371,000	$ 9,787,000				11,137,000
Repayments of loan outstanding	$ 11,371,000
Savings under interest and finance costs			$ 1,114,000
Line of credit facility, description		The Pyxis Delta (Tranche A: up to the lesser of $16,000 and 60% of the market value of the Pyxis Delta).
Percentage of market value										60.00%
Current borrowing capacity								$ 13,500,000
Debt instrument, term		5 years
Number of quarterly installments payable | Installment		6
Debt instrument, covenant description		“MSC” be at least 130% of the respective outstanding loan balance for each of the vessels.
Maximum leverage ratio		65.00%
Sixthone [Member] | Pyxis Delta (Sixthone) | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin		3.35%
Seventhone [Member] | Pyxis Theta (Seventhone)
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 21,300,000
Long-term debt amount outstanding		$ 18,481,000				19,734,000
Loan, repayment terms		quarterly
Long term debt semiannual installment		$ 313,000
Long term debt first periodic payment		2016-03
Long term debt balloon payments		$ 15,038,000
Long term debt balloon payment year		2018-09
Notes Payable Maturity Date		Jan. 31, 2019
Long-term debt amount outstanding		$ 18,481,000				$ 19,734,000
Line of credit facility, description		The Pyxis Theta (Tranche B: up to the lesser of $21,300 and 60% of the initial market value of the Pyxis Theta).
Percentage of market value										60.00%
Current borrowing capacity							$ 21,300,000
Debt instrument, term		5 years
Number of quarterly installments payable | Installment		11
Seventhone [Member] | Pyxis Theta (Seventhone) | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin		3.35%
Seventhone [Member] | Pyxis Theta Vessels [Member]
Debt Instrument [Line Items]
Minimum cash deposits		$ 1,000,000
Debt instrument, covenant description		“MSC” be at least 130% of the respective outstanding loan balance for each of the vessels.
Maximum leverage ratio		65.00%
Eighthone [Member] | Pyxis Epsilon (Eighthone)
Debt Instrument [Line Items]
Long-term debt amount outstanding		$ 19,800,000
Loan, repayment terms		quarterly
Long term debt balloon payments		$ 11,800,000
Long term debt balloon payment year		2022-01
Amount borrowed		$ 21,000,000
Minimum cash deposits per vessel | $ / Vessel		750
Long-term debt amount outstanding		$ 19,800,000
Maximum leverage ratio		75.00%
Minimum liquidity description		The loan contains a minimum liquidity requirement for the group of companies owned by the corporate guarantor, of at least the higher of: i) $750 multiplied by the number of vessels owned by Pyxis’ subsidiaries and ii) during Pyxis’ first two financial quarters following its listing on NASDAQ, debt service for the following three months and thereafter, debt service for the following six months.
Eighthone [Member] | Pyxis Epsilon (Eighthone) | First Falling Due [Member]
Debt Instrument [Line Items]
Long term debt semiannual installment		$ 400,000
Long term debt first periodic payment		2016-01
Number of quarterly installments payable | Installment		5
Eighthone [Member] | Pyxis Epsilon (Eighthone) | Last Falling Due [Member]
Debt Instrument [Line Items]
Long term debt semiannual installment		$ 300,000
Number of quarterly installments payable | Installment		20
Eighthone [Member] | Pyxis Epsilon (Eighthone) | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin		2.90%